Pension and Other Postretirement Benefits - Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	$ (100,345)	$ 74,853	$ 135,492
Amortization of prior service cost	(355)
Amortization of transition obligation		(867)	(867)
Amortization of net actuarial loss	(34,177)	(25,597)	(15,569)
Prior service cost	0	2,423
Regulatory adjustment	123,630	(42,771)	(105,931)
Recognized in other comprehensive (income) loss	(11,247)	8,041	13,125
Net periodic benefit costs recognized in net income	48,141	42,292	34,416
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	36,894	50,333	47,541
Qualified Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	(91,115)	70,016	127,651
Amortization of net actuarial loss	(32,261)	(23,883)	(14,348)
Regulatory adjustment	113,762	(41,520)	(101,974)
Recognized in other comprehensive (income) loss	(9,614)	4,613	11,329
Net periodic benefit costs recognized in net income	43,084	36,688	29,235
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	33,470	41,301	40,564
SERP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	(662)	4,111	2,427
Amortization of net actuarial loss	(971)	(683)	(631)
Recognized in other comprehensive (income) loss	(1,633)	3,428	1,796
Net periodic benefit costs recognized in net income	2,879	2,586	2,614
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	1,246	6,014	4,410
PBOP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	(8,568)	726	5,414
Amortization of prior service cost	(355)
Amortization of transition obligation		(867)	(867)
Amortization of net actuarial loss	(945)	(1,031)	(590)
Prior service cost		2,423
Regulatory adjustment	9,868	(1,251)	(3,957)
Net periodic benefit costs recognized in net income	2,178	3,018	2,567
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$ 2,178	$ 3,018	$ 2,567